Schedule of Exchange Rates (Details) - MYR [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Maximum [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end	4.21		4.47
Exchange rates	4.38	4.73
Maximum [Member] | Balance Sheet Items [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end			1	1
Exchange rates			1	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end	1		1
Exchange rates	1	1
Minimum [Member] | Balance Sheet Items [Member]
Property, Plant and Equipment [Line Items]
Exchange rates at period end			4.47	4.59
Exchange rates			4.57	4.56